Schedule of Movements of Allowance for Doubtful Accounts (Details) - EUDA Health Limited [Member] - USD ($)	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Beginning balance	$ 80,799	$ 80,799	$ 37,898	$ 10,325
(Recovery) Addition	(8,350)	(12,616)	(43,804)	(26,894)
(Recovery) Addition	8,350	12,616	43,804	26,894
Write-off				(646)
Exchange rate effect	(2,211)	(5,411)	(903)	1,325
Ending balance	$ 70,238	$ 88,004	$ 80,799	$ 37,898